Average Annual Total Returns			12 Months Ended	25 Months Ended	28 Months Ended	43 Months Ended	58 Months Ended	60 Months Ended	72 Months Ended	90 Months Ended	91 Months Ended	96 Months Ended	108 Months Ended	115 Months Ended		120 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ALPS Sector Dividend Dogs ETF | S-Network® Sector Dividend Dogs Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.41%					10.91%								10.00%
ALPS Sector Dividend Dogs ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		17.88%					14.42%								14.82%
ALPS Sector Dividend Dogs ETF | ALPS Sector Dividend Dogs ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			11.08%					10.52%								9.57%
ALPS Sector Dividend Dogs ETF | ALPS Sector Dividend Dogs ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.09%					9.49%								8.58%
ALPS Sector Dividend Dogs ETF | ALPS Sector Dividend Dogs ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.21%					8.20%								7.60%
ALPS International Sector Dividend Dogs ETF | S-Network® International Sector Dividend Dogs Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		40.44%					13.59%								10.10%
ALPS International Sector Dividend Dogs ETF | Morningstar Developed Markets ex-North America Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3],[4]		31.68%					8.47%								8.05%
ALPS International Sector Dividend Dogs ETF | ALPS International Sector Dividend Dogs ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			39.83%					13.18%								9.67%
ALPS International Sector Dividend Dogs ETF | ALPS International Sector Dividend Dogs ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			38.32%					12.28%								8.81%
ALPS International Sector Dividend Dogs ETF | ALPS International Sector Dividend Dogs ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			24.50%					10.56%								7.84%
ALPS Emerging Sector Dividend Dogs ETF | S-Network Emerging Sector Dividend Dogs Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		22.89%					7.51%								7.72%
ALPS Emerging Sector Dividend Dogs ETF | Morningstar Emerging Markets Index*,‡ (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5],[6]		29.76%					4.76%								8.66%
ALPS Emerging Sector Dividend Dogs ETF | ALPS Emerging Sector Dividend Dogs ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			22.25%					6.91%								7.00%
ALPS Emerging Sector Dividend Dogs ETF | ALPS Emerging Sector Dividend Dogs ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			20.98%					5.57%								5.92%
ALPS Emerging Sector Dividend Dogs ETF | ALPS Emerging Sector Dividend Dogs ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.11%					5.20%								5.48%
ALPS REIT Dividend Dogs ETF | S-Network® REIT Dividend Dogs Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7],[8]		1.36%					3.70%								5.16%
ALPS REIT Dividend Dogs ETF | S-Network® US Composite REIT Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7],[9]		2.85%					4.76%								5.78%
ALPS REIT Dividend Dogs ETF | S-Network® REIT Dividend Dogs Index/S&P United States REIT Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7],[10]		1.36%					3.70%								3.88%
ALPS REIT Dividend Dogs ETF | Bloomberg US 1000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7],[11]		17.51%					13.47%								14.55%
ALPS REIT Dividend Dogs ETF | ALPS REIT Dividend Dogs ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			0.99%					3.30%								3.17%
ALPS REIT Dividend Dogs ETF | ALPS REIT Dividend Dogs ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.40%)					1.95%								1.81%
ALPS REIT Dividend Dogs ETF | ALPS REIT Dividend Dogs ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.57%					1.96%								1.87%
Alps Equal Sector Weight ETF | NYSE® Equal Sector Weight Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]		13.33%					12.36%								12.37%
Alps Equal Sector Weight ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12],[13]		17.88%					14.42%								14.82%
Alps Equal Sector Weight ETF | Alps Equal Sector Weight ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			13.14%					12.20%								12.20%
Alps Equal Sector Weight ETF | Alps Equal Sector Weight ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.61%					11.65%								11.56%
Alps Equal Sector Weight ETF | Alps Equal Sector Weight ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.04%					9.61%								9.93%
ALERIAN MLP ETF | Alerian MLP Infrastructure Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14]		8.14%					25.71%								8.15%
ALERIAN MLP ETF | Alerian MLP Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14]		9.76%					25.96%								8.85%
ALERIAN MLP ETF | Bloomberg US 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14],[15]		17.51%					13.47%								14.55%
ALERIAN MLP ETF | ALERIAN MLP ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			5.88%					22.43%								6.19%
ALERIAN MLP ETF | ALERIAN MLP ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.04%					21.09%								5.42%
ALERIAN MLP ETF | ALERIAN MLP ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.81%					18.31%								4.85%
Alerian Energy Infrastructure ETF | Alerian Midstream Energy Select Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[16]		6.58%					24.26%								12.70%
Alerian Energy Infrastructure ETF | Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[16]		9.76%					25.96%								8.85%
Alerian Energy Infrastructure ETF | Bloomberg US 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[16],[17]		17.51%					13.47%								14.55%
Alerian Energy Infrastructure ETF | Alerian Energy Infrastructure ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			5.93%					23.38%								11.76%
Alerian Energy Infrastructure ETF | Alerian Energy Infrastructure ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.33%					22.81%								11.14%
Alerian Energy Infrastructure ETF | Alerian Energy Infrastructure ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.92%					19.16%								9.57%
RiverFront Strategic Income Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[18],[19]		7.30%					(0.36%)								2.01%
RiverFront Strategic Income Fund | RiverFront Strategic Income Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			6.84%					2.23%								3.52%
RiverFront Strategic Income Fund | RiverFront Strategic Income Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.76%					0.74%								1.88%
RiverFront Strategic Income Fund | RiverFront Strategic Income Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.02%					1.05%								1.97%
ALPS Dynamic Core Income ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[20],[21]		7.30%					(0.36%)							1.63%
Performance Inception Date		Jun. 13, 2016
ALPS Dynamic Core Income ETF | ALPS Dynamic Core Income ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			6.69%					0.74%							2.00%
Performance Inception Date		Jun. 13, 2016
ALPS Dynamic Core Income ETF | ALPS Dynamic Core Income ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.72%					(0.68%)							0.78%
Performance Inception Date		Jun. 13, 2016
ALPS Dynamic Core Income ETF | ALPS Dynamic Core Income ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.93%					(0.03%)							1.01%
Performance Inception Date		Jun. 13, 2016
ALPS Dynamic US Dividend Advantage ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[22],[23]		17.88%						14.42%					15.04%
Performance Inception Date		Jun. 06, 2016
ALPS Dynamic US Dividend Advantage ETF | ALPS Dynamic US Dividend Advantage ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			16.28%						13.45%					12.68%
Performance Inception Date		Jun. 06, 2016
ALPS Dynamic US Dividend Advantage ETF | ALPS Dynamic US Dividend Advantage ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.66%						12.73%					12.01%
Performance Inception Date		Jun. 06, 2016
ALPS Dynamic US Dividend Advantage ETF | ALPS Dynamic US Dividend Advantage ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.93%						10.58%					10.32%
Performance Inception Date		Jun. 06, 2016
ALPS Active Equity Opportunity ETF | S&P Composite 1500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[24]		17.02%					13.96%						14.61%
Performance Inception Date		Jun. 06, 2016
ALPS Active Equity Opportunity ETF | Bloomberg US 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[24],[25]		17.51%					13.47%						14.75%
Performance Inception Date		Jun. 06, 2016
ALPS Active Equity Opportunity ETF | ALPS Active Equity Opportunity ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			16.82%					12.48%						12.13%
Performance Inception Date		Jun. 06, 2016
ALPS Active Equity Opportunity ETF | ALPS Active Equity Opportunity ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.59%					12.18%						11.79%
Performance Inception Date		Jun. 06, 2016
ALPS Active Equity Opportunity ETF | ALPS Active Equity Opportunity ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.10%					9.91%						9.98%
Performance Inception Date		Jun. 06, 2016
Barron's 400 ETF | Barron’s 400 Index SM (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[26]		14.31%					12.39%								12.30%
Barron's 400 ETF | Bloomberg US 1000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[26],[27]		17.51%					13.47%								14.55%
Barron's 400 ETF | Barron's 400 ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			13.75%					11.71%								11.60%
Barron's 400 ETF | Barron's 400 ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.60%					11.44%								11.36%
Barron's 400 ETF | Barron's 400 ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.26%					9.30%								9.61%
ALPS Medical Breakthroughs ETF | S-Network® Medical Breakthroughs Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[28]		53.92%					0.99%								6.06%
ALPS Medical Breakthroughs ETF | NASDAQ Biotechnology Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[28]		33.43%					4.52%								5.57%
ALPS Medical Breakthroughs ETF | Bloomberg US 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[28],[29]		17.51%					13.47%								14.55%
ALPS Medical Breakthroughs ETF | ALPS Medical Breakthroughs ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			54.24%					0.67%								5.74%
ALPS Medical Breakthroughs ETF | ALPS Medical Breakthroughs ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			54.24%					0.38%								5.40%
ALPS Medical Breakthroughs ETF | ALPS Medical Breakthroughs ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			32.11%					0.35%								4.40%
ALPS DISRUPTIVE TECHNOLOGIES ETF | Indxx Disruptive Technologies Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[30]		7.08%					1.58%				9.24%
Performance Inception Date		Dec. 28, 2017
ALPS DISRUPTIVE TECHNOLOGIES ETF | Morningstar Global Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[30],[31]		22.13%					10.68%				10.31%
Performance Inception Date		Dec. 28, 2017
ALPS DISRUPTIVE TECHNOLOGIES ETF | ALPS DISRUPTIVE TECHNOLOGIES ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			6.78%					1.24%				8.91%
Performance Inception Date		Dec. 28, 2017
ALPS DISRUPTIVE TECHNOLOGIES ETF | ALPS DISRUPTIVE TECHNOLOGIES ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.77%					1.19%				8.83%
Performance Inception Date		Dec. 28, 2017
ALPS DISRUPTIVE TECHNOLOGIES ETF | ALPS DISRUPTIVE TECHNOLOGIES ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.02%					0.95%				7.20%
Performance Inception Date		Dec. 28, 2017
ALPS Clean Energy ETF | CIBC Atlas Clean Energy Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[32]		25.77%					(15.73%)		4.92%
Performance Inception Date		Jun. 28, 2018
ALPS Clean Energy ETF | S&P 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[32]		7.04%					8.57%		8.28%
Performance Inception Date		Jun. 28, 2018
ALPS Clean Energy ETF | Bloomberg US 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[32],[33]		17.51%					13.47%		14.54%
Performance Inception Date		Jun. 28, 2018
ALPS Clean Energy ETF | ALPS Clean Energy ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			25.78%					(15.69%)		4.71%
Performance Inception Date		Jun. 28, 2018
ALPS Clean Energy ETF | ALPS Clean Energy ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			25.56%					(15.84%)		4.53%
Performance Inception Date		Jun. 28, 2018
ALPS Clean Energy ETF | ALPS Clean Energy ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			15.30%					(10.88%)		3.68%
Performance Inception Date		Jun. 28, 2018
ALPS Active REIT ETF | S&P United States REIT Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[34]		3.01%				5.60%
Performance Inception Date		Feb. 25, 2021
ALPS Active REIT ETF | Bloomberg US 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[34],[35]		17.51%				13.34%
Performance Inception Date		Feb. 25, 2021
ALPS Active REIT ETF | ALPS Active REIT ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			(0.68%)				5.01%
Performance Inception Date		Feb. 25, 2021
ALPS Active REIT ETF | ALPS Active REIT ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.72%)				3.67%
Performance Inception Date		Feb. 25, 2021
ALPS Active REIT ETF | ALPS Active REIT ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.40%)				3.30%
Performance Inception Date		Feb. 25, 2021
ALPS | Smith Core Plus Bond ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[36],[37]		7.30%	5.40%
Performance Inception Date		Dec. 05, 2023
ALPS | Smith Core Plus Bond ETF | ALPS | Smith Core Plus Bond ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			7.07%	6.59%
Performance Inception Date		Dec. 05, 2023
ALPS | Smith Core Plus Bond ETF | ALPS | Smith Core Plus Bond ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.12%	4.66%
Performance Inception Date		Dec. 05, 2023
ALPS | Smith Core Plus Bond ETF | ALPS | Smith Core Plus Bond ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.15%	4.21%
Performance Inception Date		Dec. 05, 2023
Level Four Large Cap Growth Active ETF | Bloomberg US 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[38]		17.93%		24.73%
Performance Inception Date		Aug. 22, 2023
Level Four Large Cap Growth Active ETF | Bloomberg US 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[38],[39]		17.51%		22.18%
Performance Inception Date		Aug. 22, 2023
Level Four Large Cap Growth Active ETF | Level Four Large Cap Growth Active ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			18.12%		23.84%
Performance Inception Date		Aug. 22, 2023
Level Four Large Cap Growth Active ETF | Level Four Large Cap Growth Active ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.02%		23.71%
Performance Inception Date		Aug. 22, 2023
Level Four Large Cap Growth Active ETF | Level Four Large Cap Growth Active ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.78%		18.73%
Performance Inception Date		Aug. 22, 2023
ALPS | BBH Intermediate Municipal Bond ETF | Bloomberg Municipal Bond 1-15 Year Blend Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[40]		5.18%			3.81%
Performance Inception Date		May 19, 2022
ALPS | BBH Intermediate Municipal Bond ETF | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[40],[41]		4.25%			3.81%
Performance Inception Date		May 19, 2022
ALPS | BBH Intermediate Municipal Bond ETF | ALPS | BBH Intermediate Municipal Bond ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			5.42%			4.75%
Performance Inception Date		May 19, 2022
ALPS | BBH Intermediate Municipal Bond ETF | ALPS | BBH Intermediate Municipal Bond ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.13%			4.33%
Performance Inception Date		May 19, 2022
ALPS | BBH Intermediate Municipal Bond ETF | ALPS | BBH Intermediate Municipal Bond ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.32%			4.09%
Performance Inception Date		May 19, 2022
ALPS | O'Shares U.S. Quality Dividend ETF | O’Shares U.S. Quality Dividend Index
Prospectus [Line Items]
Average Annual Return, Percent	[42],[43]		10.87%					10.98%								11.57%
ALPS | O'Shares U.S. Quality Dividend ETF | Morningstar US Large-Mid Cap Broad Value Index
Prospectus [Line Items]
Average Annual Return, Percent	[42]		18.83%					13.38%								12.50%
ALPS | O'Shares U.S. Quality Dividend ETF | Bloomberg US 1000 Index
Prospectus [Line Items]
Average Annual Return, Percent	[42],[44]		17.51%					13.47%								14.55%
ALPS | O'Shares U.S. Quality Dividend ETF | ALPS | O'Shares U.S. Quality Dividend ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			10.31%					10.42%								11.01%
ALPS | O'Shares U.S. Quality Dividend ETF | ALPS | O'Shares U.S. Quality Dividend ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.92%					9.97%								10.21%
ALPS | O'Shares U.S. Quality Dividend ETF | ALPS | O'Shares U.S. Quality Dividend ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.35%					8.19%								8.72%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | O’Shares U.S. Small-Cap Quality Dividend Index
Prospectus [Line Items]
Average Annual Return, Percent	[45],[46]		2.65%					9.55%					9.11%
Performance Inception Date		Dec. 30, 2016
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Morningstar US Small-Cap Broad Value Extended Index
Prospectus [Line Items]
Average Annual Return, Percent	[45]		10.48%					10.32%					7.57%
Performance Inception Date		Dec. 30, 2016
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Bloomberg US 1000 Index
Prospectus [Line Items]
Average Annual Return, Percent	[45],[47]		17.51%					13.47%					14.77%
Performance Inception Date		Dec. 30, 2016
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			2.16%					9.02%					8.57%
Performance Inception Date		Dec. 30, 2016
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.62%					8.55%					7.86%
Performance Inception Date		Dec. 30, 2016
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.61%					7.07%					6.65%
Performance Inception Date		Dec. 30, 2016
ALPS | O'Shares Global Internet Giants ETF | O’Shares Global Internet Giants Index
Prospectus [Line Items]
Average Annual Return, Percent	[48]		15.23%					(0.09%)			10.92%
Performance Inception Date		Jun. 05, 2018
ALPS | O'Shares Global Internet Giants ETF | NASDAQ 100 Index
Prospectus [Line Items]
Average Annual Return, Percent	[48]		21.02%					15.30%			19.15%
Performance Inception Date		Jun. 05, 2018
ALPS | O'Shares Global Internet Giants ETF | Bloomberg US 1000 Index
Prospectus [Line Items]
Average Annual Return, Percent	[48],[49]		17.51%					13.47%			14.26%
Performance Inception Date		Jun. 05, 2018
ALPS | O'Shares Global Internet Giants ETF | ALPS | O'Shares Global Internet Giants ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			14.66%					(0.58%)			10.35%
Performance Inception Date		Jun. 05, 2018
ALPS | O'Shares Global Internet Giants ETF | ALPS | O'Shares Global Internet Giants ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.64%					(0.59%)			10.34%
Performance Inception Date		Jun. 05, 2018
ALPS | O'Shares Global Internet Giants ETF | ALPS | O'Shares Global Internet Giants ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.69%					(0.44%)			8.42%
Performance Inception Date		Jun. 05, 2018
ALPS | O'Shares International Developed Quality Dividend ETF | O’Shares International Developed Quality Dividend Index
Prospectus [Line Items]
Average Annual Return, Percent	[50],[51]		24.09%					9.73%								7.57%
ALPS | O'Shares International Developed Quality Dividend ETF | Bloomberg Developed Markets ex US Large, Mid & Small Cap Index
Prospectus [Line Items]
Average Annual Return, Percent	[50],[52]		32.30%					9.09%								8.50%
ALPS | O'Shares International Developed Quality Dividend ETF | Morningstar Europe Index
Prospectus [Line Items]
Average Annual Return, Percent	[53],[54]		36.29%					10.07%								8.99%
ALPS | O'Shares International Developed Quality Dividend ETF | ALPS | O'Shares International Developed Quality Dividend ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent			23.72%					9.30%								7.08%
ALPS | O'Shares International Developed Quality Dividend ETF | ALPS | O'Shares International Developed Quality Dividend ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			23.27%					8.78%								6.09%
ALPS | O'Shares International Developed Quality Dividend ETF | ALPS | O'Shares International Developed Quality Dividend ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.58%					7.45%								5.32%

[1]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[2]	Broad-based securities market index.
[3]	Index performance shown in the table is the net total return. The net total return is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.
[4]	Broad-based securities market index.
[5]	Index performance shown in the table is the net total return. The net total return is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.
[6]	Broad-based securities market index.
[7]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[8]	The Index commenced operations on October 29, 2019.
[9]	The Index commenced operations on February 12, 2016.
[10]	The performance shown reflects a combination of the Fund’s current Underlying Index and, for periods prior to January 2, 2020, the S&P United States REIT Index. Prior to January 2, 2020, the Fund used a different Underlying Index than the S&P United States REIT Index. Therefore, the historical returns shown for the periods prior to January 2, 2020, are not necessarily indicative of the historical strategy of the Fund.
[11]	Broad-based securities market index.
[12]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[13]	Broad-based securities market index.
[14]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[15]	Broad-based securities market index.
[16]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[17]	Broad-based securities market index.
[18]	Broad-based securities market index.
[19]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[20]	Broad-based securities market index.
[21]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[22]	Broad-based securities market index.
[23]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[24]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[25]	Broad-based securities market index.
[26]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[27]	Broad-based securities market index.
[28]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[29]	Broad-based securities market index.
[30]	Index performance shown in the table is the net total return. The net total return is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.
[31]	Broad-based securities market index.
[32]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[33]	Broad-based securities market index.
[34]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[35]	Broad-based securities market index.
[36]	Broad-based securities market index.
[37]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[38]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[39]	Broad-based securities market index.
[40]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[41]	Broad-based securities market index.
[42]	Index performance shown in the table is total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[43]	The O’Shares U.S. Quality Dividend Index performance information reflects the blended performance of the FTSE USA Qual/Vol/Yield Factor 5% Capped Index through May 31, 2020 and the O’Shares U.S. Quality Dividend Index thereafter.
[44]	Broad-based securities market index.
[45]	Index performance shown in the table is total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[46]	O’Shares U.S. Small-Cap Quality Dividend Index performance information reflects the blended performance of the FTSE USA Small Cap Qual/Vol/Yield 3% Capped Factor Index through May 3, 2018, the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index from May 4, 2018 through May 31, 2020 and the O’Shares U.S. Small-Cap Quality Dividend Index thereafter.
[47]	Broad-based securities market index.
[48]	Index performance shown in the table is total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[49]	Broad-based securities market index.
[50]	Index performance shown in the table is net total return. The net total return is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.
[51]	The O’Shares International Developed Quality Dividend Index performance information reflects the blended performance of the FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index through May 31, 2020, the O’Shares Europe Quality Dividend Index through September 30, 2025, and O’Shares International Developed Quality Dividend Index thereafter.
[52]	Broad-based securities market index of the Fund beginning October 1, 2025.
[53]	Broad-based securities market index of the Fund through September 30, 2025.
[54]	Index performance shown in the table is total return, which assumes reinvestment of any dividends and distributions during the time periods shown.